SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options outstanding at December 31, 2016
Number outstanding	624,437
Options exercisable at December 31, 2016
Number outstanding	330,337
Employee Stock Option [Member] | 2.56 - 4.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.56
Maximum exercise price	4.86
Options outstanding at December 31, 2016
Number outstanding		50,587
Weighted average exercise price	$ 3.28
Weighted average remaining contractual life (in years)	1 year 9 months 4 days
Options exercisable at December 31, 2016
Number outstanding		50,587
Weighted average exercise price	$ 3.28
Weighted average remaining contractual life	1 year 9 months 4 days
Employee Stock Option [Member] | 5.17-8.6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.17
Maximum exercise price	8.60
Options outstanding at December 31, 2016
Number outstanding		70,750
Weighted average exercise price	$ 6.49
Weighted average remaining contractual life (in years)	2 years 1 month 28 days
Options exercisable at December 31, 2016
Number outstanding		70,750
Weighted average exercise price	$ 6.49
Weighted average remaining contractual life	2 years 1 month 28 days
Employee Stock Option [Member] | 10.49 - 14.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.49
Maximum exercise price	14.52
Options outstanding at December 31, 2016
Number outstanding		503,100
Weighted average exercise price	$ 11.75
Weighted average remaining contractual life (in years)	3 years 11 months 5 days
Options exercisable at December 31, 2016
Number outstanding		209,000
Weighted average exercise price	$ 11.88
Weighted average remaining contractual life	3 years 2 months 9 days